MULTI-MANAGER SMALL CAP EQUITY STRATEGIES FUND

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

PORTFOLIO OF INVESTMENTS

Multi-Manager Small Cap Equity Strategies Fund, November 30, 2023 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Common Stocks 96.9%

Issuer	Shares	Value ($)
Communication Services 0.8%
Diversified Telecommunication Services 0.0%
ATN International, Inc.	3,700	112,628
Bandwidth, Inc., Class A(a)	27,111	297,679

Total		410,307

Entertainment 0.1%
Playstudios, Inc.(a)	16,075	38,419
Playtika Holding Corp.(a)	31,480	273,561
Roku, Inc.(a)	2,422	252,373

Total		564,353

Interactive Media & Services 0.1%
DHI Group, Inc.(a)	9,618	23,660
Outbrain, Inc.(a)	21,963	83,679
TrueCar, Inc.(a)	43,157	120,408
Vimeo, Inc.(a)	123,971	436,378
Ziff Davis, Inc.(a)	14,837	946,897

Total		1,611,022

Media 0.6%
Advantage Solutions, Inc.(a)	66,424	182,666
Cardlytics, Inc.(a)	18,524	147,451
Emerald Holding, Inc.(a)	94,500	479,115
Nexstar Media Group, Inc., Class A	11,429	1,622,118
PubMatic, Inc., Class A(a)	18,365	306,879
Scholastic Corp.	33,619	1,277,186
Stagwell, Inc.(a)	432,694	2,172,124
TEGNA, Inc.	84,600	1,296,918
WideOpenWest, Inc.(a)	76,767	307,068

Total		7,791,525

Wireless Telecommunication Services 0.0%
Spok Holdings, Inc.	5,437	91,124

Total Communication Services		10,468,331

Common Stocks (continued)

Issuer	Shares	Value ($)
Consumer Discretionary 9.9%
Automobile Components 1.5%
Adient PLC(a)	144,612	4,656,506
American Axle & Manufacturing Holdings, Inc.(a)	46,540	323,918
Atmus Filtration Technologies, Inc.(a)	59,400	1,299,672
Cooper-Standard Holding, Inc.(a)	5,398	95,761
Dana, Inc.	221,505	2,926,081
Fox Factory Holding Corp.(a)	68,535	4,284,123
Goodyear Tire & Rubber Co. (The)(a)	144,218	2,003,188
LCI Industries	15,051	1,633,184
Phinia, Inc.	50,500	1,287,750
Stoneridge, Inc.(a)	21,725	347,600
Visteon Corp.(a)	21,567	2,559,356

Total		21,417,139

Automobiles 0.1%
Winnebago Industries, Inc.	23,700	1,531,731

Broadline Retail 0.3%
1stdibs.com, Inc.(a)	15,157	64,721
Global-e Online Ltd.(a)	78,445	2,686,741
Kohl’s Corp.	24,500	574,525
Macy’s, Inc.	49,300	781,898

Total		4,107,885

Diversified Consumer Services 0.4%
2U, Inc.(a)	186,176	182,899
Adtalem Global Education, Inc.(a)	25,400	1,447,038
Bright Horizons Family Solutions, Inc.(a)	28,983	2,534,274
Chegg, Inc.(a)	98,396	977,072
Graham Holdings Co., Class B	1,100	689,865

Total		5,831,148

Hotels, Restaurants & Leisure 2.1%
Bloomin’ Brands, Inc.	42,700	996,618
Boyd Gaming Corp.	58,734	3,468,243
Brinker International, Inc.(a)	17,400	626,574
Cava Group, Inc.(a)	18,637	633,844
Dave & Buster’s Entertainment, Inc.(a)	15,300	627,912
Denny’s Corp.(a)	65,200	618,748

2    Multi-Manager Small Cap Equity Strategies Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Small Cap Equity Strategies Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Dine Brands Global, Inc.	20,600	895,482
El Pollo Loco Holdings, Inc.(a)	81,800	679,758
International Game Technology PLC	59,625	1,593,776
Life Time Group Holdings, Inc.(a)	174,583	2,646,678
Light & Wonder, Inc.(a)	27,323	2,415,900
Marriott Vacations Worldwide Corp.	15,307	1,115,880
Papa John’s International, Inc.	34,290	2,237,080
Planet Fitness, Inc., Class A(a)	30,773	2,090,718
Red Rock Resorts, Inc., Class A	23,204	1,033,274
SeaWorld Entertainment, Inc.(a)	5,900	288,510
Six Flags Entertainment Corp.(a)	106,840	2,660,316
Texas Roadhouse, Inc.	28,940	3,257,486
Travel + Leisure Co.	27,800	990,792
Xponential Fitness, Inc., Class A(a)	17,480	238,777

Total		29,116,366

Household Durables 1.7%
Century Communities, Inc.	9,700	699,758
GoPro, Inc., Class A(a)	416,908	1,505,038
Green Brick Partners, Inc.(a)	5,600	265,720
Helen of Troy Ltd.(a)	10,137	1,064,689
Hooker Furnishings Corp.	8,636	154,412
KB Home	117,091	6,100,441
Landsea Homes Corp.(a)	43,169	445,072
La-Z-Boy, Inc.	30,400	1,069,776
M/I Homes, Inc.(a)	9,508	1,003,189
Meritage Homes Corp.	7,631	1,078,260
Sonos, Inc.(a)	160,249	2,419,760
Taylor Morrison Home Corp., Class A(a)	103,547	4,669,970
Tri Pointe Homes, Inc.(a)	89,640	2,615,695
Universal Electronics, Inc.(a)	24,107	187,794
VOXX International Corp.(a)	5,906	63,431

Total		23,343,005

Leisure Products 0.4%
Funko, Inc., Class A(a)	216,362	1,402,026
JAKKS Pacific, Inc.(a)	34,633	1,019,595
Johnson Outdoors, Inc., Class A	24,800	1,302,992
Latham Group, Inc.(a)	15,137	34,210
Solo Brands, Inc., Class A(a)	6,600	34,386

Common Stocks (continued)

Issuer	Shares	Value ($)
Vista Outdoor, Inc.(a)	47,200	1,331,512
YETI Holdings, Inc.(a)	14,500	618,280

Total		5,743,001

Specialty Retail 2.7%
1-800-Flowers.com, Inc., Class A(a)	57,965	511,831
Aaron’s Co., Inc. (The)	194,732	1,715,589
Advance Auto Parts, Inc.	12,500	634,875
American Eagle Outfitters, Inc.	92,995	1,769,695
Asbury Automotive Group, Inc.(a)	4,700	986,154
Burlington Stores, Inc.(a)	9,848	1,670,122
Cato Corp. (The), Class A	51,700	357,764
Designer Brands, Inc.	45,800	533,112
Floor & Decor Holdings, Inc., Class A(a)	24,838	2,277,893
Gap, Inc. (The)	46,890	941,082
Genesco, Inc.(a)	57,076	2,132,930
Group 1 Automotive, Inc.	11,781	3,323,420
Haverty Furniture Companies, Inc.	30,700	962,138
Hibbett, Inc.	19,100	1,194,705
Lands’ End, Inc.(a)	37,585	265,350
Leslie’s, Inc.(a)	477,541	2,354,277
Lithia Motors, Inc., Class A	11,059	2,952,642
LL Flooring Holdings, Inc.(a)	184,200	644,700
MarineMax, Inc.(a)	33,000	984,390
OneWater Marine, Inc., Class A(a)	44,200	1,186,770
PetMed Express, Inc.	140,093	970,845
Revolve Group, Inc.(a)	21,400	285,048
Signet Jewelers Ltd.	29,267	2,405,162
Sleep Number Corp.(a)	95,937	972,801
Sonic Automotive, Inc., Class A	70,426	3,610,741
ThredUp, Inc., Class A(a)	36,767	71,696
Tilly’s, Inc.(a)	25,493	210,827
Urban Outfitters, Inc.(a)	8,600	307,020
Zumiez, Inc.(a)	57,087	1,077,803

Total		37,311,382

Textiles, Apparel & Luxury Goods 0.7%
Carter’s, Inc.	8,200	559,158
Figs, Inc., Class A(a)	40,031	290,625
G-III Apparel Group Ltd.(a)	141,194	4,062,151
Hanesbrands, Inc.(a)	185,300	674,492

Multi-Manager Small Cap Equity Strategies Fund | First Quarter Report 2023     3

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Small Cap Equity Strategies Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Kontoor Brands, Inc.	26,833	1,475,010
Movado Group, Inc.	27,462	718,131
Oxford Industries, Inc.	2,900	262,247
Steven Madden Ltd.	20,600	781,152
Unifi, Inc.(a)	27,463	178,510
Vera Bradley, Inc.(a)	38,303	287,656
Wolverine World Wide, Inc.	32,441	278,019

Total		9,567,151

Total Consumer Discretionary		137,968,808

Consumer Staples 2.8%
Consumer Staples Distribution & Retail 0.8%
Andersons, Inc. (The)	67,401	3,360,614
Grocery Outlet Holding Corp.(a)	88,684	2,501,776
Natural Grocers by Vitamin Cottage, Inc.	23,400	367,146
Performance Food Group, Inc.(a)	35,628	2,317,601
SpartanNash Co.	39,706	880,282
The Chefs’ Warehouse(a)	64,624	1,738,385

Total		11,165,804

Food Products 0.4%
B&G Foods, Inc.	73,800	681,912
Cal-Maine Foods, Inc.	7,000	335,440
Freshpet, Inc.(a)	51,024	3,620,153
TreeHouse Foods, Inc.(a)	38,351	1,561,269

Total		6,198,774

Household Products 0.5%
Central Garden & Pet Co.(a)	14,500	588,410
Energizer Holdings, Inc.	32,400	999,216
WD-40 Co.	19,275	4,662,237

Total		6,249,863

Personal Care Products 1.0%
BellRing Brands, Inc.(a)	99,092	5,241,967
Edgewell Personal Care Co.	28,600	995,566
elf Beauty, Inc.(a)	29,366	3,467,831
Herbalife Ltd.(a)	93,900	1,209,432
Honest Co., Inc. (The)(a)	101,236	241,954
Medifast, Inc.	18,200	1,208,116
Nature’s Sunshine Products, Inc.(a)	14,906	255,340

Common Stocks (continued)

Issuer	Shares	Value ($)
Nu Skin Enterprises, Inc., Class A	35,300	600,806
Usana Health Sciences, Inc.(a)	14,600	689,996

Total		13,911,008

Tobacco 0.1%
Vector Group Ltd.	149,900	1,605,429

Total Consumer Staples		39,130,878

Energy 6.4%
Energy Equipment & Services 1.7%
Atlas Energy Solutions, Inc.	83,592	1,426,079
Bristow Group, Inc.(a)	1,724	44,393
Cactus, Inc., Class A	85,255	3,622,485
Dril-Quip, Inc.(a)	52,500	1,166,550
Expro Group Holdings NV(a)	83,449	1,297,632
Forum Energy Technologies, Inc.(a)	38,800	844,676
Helix Energy Solutions Group, Inc.(a)	156,302	1,456,735
Helmerich & Payne, Inc.	22,779	825,283
Liberty Energy, Inc., Class A	45,700	907,145
National Energy Services Reunited Corp.(a)	151,800	721,050
Newpark Resources, Inc.(a)	196,501	1,365,682
Oil States International, Inc.(a)	75,218	518,252
Patterson-UTI Energy, Inc.	130,555	1,528,799
Precision Drilling Corp.(a)	20,600	1,190,680
ProPetro Holding Corp.(a)	100,600	916,466
Solaris Oilfield Infrastructure, Inc., Class A	115,000	984,400
TechnipFMC PLC	173,354	3,591,895
Transocean Ltd.(a)	178,298	1,133,975

Total		23,542,177

Oil, Gas & Consumable Fuels 4.7%
Baytex Energy Corp.	338,988	1,305,104
Berry Corp.	354,826	2,547,651
California Resources Corp.	99,245	5,082,336
Callon Petroleum Co.(a)	68,300	2,135,741
Centrus Energy Corp. Class A(a)	7,724	386,354
Chord Energy Corp.	24,902	4,037,610
Civitas Resources, Inc.	31,645	2,173,695
CNX Resources Corp.(a)	110,058	2,295,810
CONSOL Energy, Inc.	11,074	1,181,264
Crescent Energy Co., Class A	107,700	1,227,780

4    Multi-Manager Small Cap Equity Strategies Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Small Cap Equity Strategies Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
CVR Energy, Inc.	52,023	1,652,771
Delek U.S. Holdings, Inc.	69,620	1,889,487
DHT Holdings, Inc.	68,136	678,634
Dorian LPG Ltd.	10,752	455,455
Equitrans Midstream Corp.	139,400	1,307,572
Golar LNG Ltd.	76,932	1,656,346
Gulfport Energy Corp.(a)	24,830	3,402,703
Kinetik Holdings, Inc.	18,900	687,204
Kosmos Energy Ltd.(a)	176,500	1,198,435
Matador Resources Co.	83,195	4,815,327
Murphy Oil Corp.	46,191	1,975,589
Northern Oil and Gas, Inc.	32,900	1,231,118
Par Pacific Holdings, Inc.(a)	95,136	3,260,311
Permian Resources Corp.	140,556	1,846,906
REX American Resources Corp.(a)	34,359	1,684,278
Scorpio Tankers, Inc.	40,637	2,230,565
SM Energy Co.	101,039	3,783,910
Talos Energy, Inc.(a)	161,325	2,245,644
Teekay Tankers Ltd., Class A	40,642	2,019,501
VAALCO Energy, Inc.	106,000	492,900
Vertex Energy, Inc.(a)	294,200	994,396
Vital Energy, Inc.(a)	26,400	1,183,776
World Kinect Corp.	118,148	2,485,834

Total		65,552,007

Total Energy		89,094,184

Financials 16.1%
Banks 9.0%
1st Source Corp.	5,100	246,483
Amalgamated Financial Corp.	12,600	264,600
Amerant Bancorp, Inc.	7,756	160,627
Ameris Bancorp	64,397	2,742,024
Associated Banc-Corp.	50,308	892,464
Atlantic Union Bankshares Corp.	64,430	1,969,625
Axos Financial, Inc.(a)	44,932	1,719,548
Bancorp, Inc. (The)(a)	67,573	2,636,023
Bank of Marin Bancorp	44,800	861,504
BankUnited, Inc.	180,699	4,985,485
Bankwell Financial Group, Inc.	3,614	97,433
Baycom Corp.	24,299	507,849

Common Stocks (continued)

Issuer	Shares	Value ($)
BCB Bancorp, Inc.	42,973	497,627
Berkshire Hills Bancorp, Inc.	62,028	1,298,246
Bridgewater Bancshares, Inc.(a)	27,600	286,212
Brookline Bancorp, Inc.	92,100	877,713
Byline Bancorp, Inc.	20,493	409,655
Cadence Bank	25,050	627,502
Cambridge Bancorp	10,200	595,986
Camden National Corp.	18,400	621,000
Capital Bancorp, Inc.	7,852	166,227
Capital City Bank Group, Inc.	10,445	279,299
Capitol Federal Financial, Inc.	47,800	257,642
Carter Bankshares, Inc.(a)	2,393	29,984
Cathay General Bancorp	75,370	2,764,572
Central Pacific Financial Corp.	84,345	1,481,942
Central Valley Community Bancorp	18,600	320,106
Civista Bancshares, Inc.	19,700	308,305
CNB Financial Corp.	20,900	425,106
Columbia Banking System, Inc.	40,700	912,901
Community Trust Bancorp, Inc.	37,570	1,494,910
ConnectOne Bancorp, Inc.	83,168	1,635,083
CrossFirst Bankshares, Inc.(a)	34,900	391,578
Customers Bancorp, Inc.(a)	82,660	3,725,486
CVB Financial Corp.	38,600	690,168
Dime Community Bancshares, Inc.	48,900	982,890
Eagle Bancorp, Inc.	50,600	1,201,244
Eastern Bankshares, Inc.	102,140	1,221,594
Equity Bancshares, Inc., Class A	1,519	38,324
FB Financial Corp.	57,662	1,935,137
Financial Institutions, Inc.	32,173	558,523
First BanCorp	231,695	3,475,425
First Busey Corp.	24,900	540,330
First Business Financial Services, Inc.	10,107	353,543
First Financial Bankshares, Inc.	26,792	703,290
First Financial Corp.	32,616	1,247,562
First Foundation, Inc.	211,805	1,245,413
First Hawaiian, Inc.	45,200	888,180
First Internet Bancorp	53,658	1,177,257
First Interstate Bancsystem, Inc.	22,300	577,347
First Merchants Corp.	23,631	724,763

Multi-Manager Small Cap Equity Strategies Fund | First Quarter Report 2023     5

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Small Cap Equity Strategies Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
First Mid Bancshares, Inc.	20,700	641,493
First of Long Island Corp. (The)	47,800	543,964
Five Star Bancorp	2,905	66,379
Flushing Financial Corp.	61,200	864,756
FS Bancorp, Inc.	11,090	336,582
Great Southern Bancorp, Inc.	11,945	606,925
Guaranty Bancshares, Inc.	6,868	205,285
Hancock Whitney Corp.	48,455	1,998,769
Hanmi Financial Corp.	107,210	1,783,974
HarborOne Bancorp, Inc.	49,789	549,173
HBT Financial, Inc.	2,577	48,319
Heartland Financial U.S.A., Inc.	9,500	293,835
Heritage Commerce Corp.	2,550	21,650
Heritage Financial Corp.	17,600	313,632
Hilltop Holdings, Inc.	100,457	2,958,459
Home Bancorp, Inc.	10,692	389,723
HomeStreet, Inc.	141,220	953,235
HomeTrust Bancshares, Inc.	13,659	315,250
Hope Bancorp, Inc.	119,300	1,169,140
Horizon Bancorp, Inc.	82,096	894,025
Independent Bank Corp.	32,270	1,840,035
Independent Bank Corp.	69,474	1,502,028
Independent Bank Group, Inc.	15,000	580,200
Investar Holding Corp.	15,700	172,857
Kearny Financial Corp.	126,490	999,271
Lakeland Bancorp, Inc.	54,800	678,972
Live Oak Bancshares, Inc.	24,179	812,414
Luther Burbank Corp.(a)	41,400	354,798
Macatawa Bank Corp.	19,046	184,937
Mercantile Bank Corp.	20,663	710,601
Metropolitan Bank Holding Corp.(a)	13,688	533,421
Midland States Bancorp, Inc.	51,963	1,173,325
MidWestOne Financial Group, Inc.	16,100	339,066
MVB Financial Corp.	1,548	30,945
New York Community Bancorp, Inc.	176,412	1,660,037
Northeast Bank	7,600	389,652
Northeast Community Bancorp, Inc.	25,700	430,989
Northfield Bancorp, Inc.	61,216	584,001
Northrim BanCorp, Inc.	8,200	404,834

Common Stocks (continued)

Issuer	Shares	Value ($)
OceanFirst Financial Corp.	92,093	1,276,409
OFG Bancorp	45,777	1,536,276
Old Second Bancorp, Inc.	3,364	47,399
Pacific Premier Bancorp, Inc.	26,400	594,528
PacWest Bancorp	169,000	1,274,260
Parke Bancorp, Inc.	14,400	260,064
Pathward Financial, Inc.	2,133	105,775
PCB Bancorp	23,900	370,450
Peapack-Gladstone Financial Corp.	18,511	459,813
Pinnacle Financial Partners, Inc.	19,703	1,429,847
Popular, Inc.	19,100	1,409,389
Preferred Bank	27,429	1,690,449
Premier Financial Corp.	48,300	964,551
Primis Financial Corp.	53,887	539,409
Provident Bancorp, Inc.(a)	13,562	132,365
Provident Financial Services, Inc.	60,100	914,722
QCR Holdings, Inc.	18,851	936,518
RBB Bancorp	34,099	521,033
Renasant Corp.	59,722	1,626,827
Sandy Spring Bancorp, Inc.	45,100	993,102
Shore Bancshares, Inc.	25,947	309,807
Sierra Bancorp	21,764	407,857
Simmons First National Corp., Class A	62,000	991,380
SmartFinancial, Inc.	6,163	131,703
South Plains Financial, Inc.	8,250	214,500
South State Corp.	8,414	623,057
Southern First Bancshares, Inc.(a)	11,654	342,395
Southside Bancshares, Inc.	4,298	117,894
Synovus Financial Corp.	9,500	292,505
Territorial Bancorp, Inc.	12,700	101,473
Texas Capital Bancshares, Inc.(a)	71,554	3,926,884
Third Coast Bancshares, Inc.(a)	7,472	126,650
Towne Bank	23,400	614,484
Triumph Financial, Inc.(a)	21,447	1,455,608
TrustCo Bank Corp.	29,460	790,706
Trustmark Corp.	32,729	749,821
UMB Financial Corp.	55,059	3,945,528
Univest Corporation of Pennsylvania	31,300	591,257
Valley National Bancorp	98,100	892,710

6    Multi-Manager Small Cap Equity Strategies Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Small Cap Equity Strategies Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Veritex Holdings, Inc.	43,618	834,849
WaFd, Inc.	36,744	982,167
Washington Trust Bancorp, Inc.	37,200	994,728
Western Alliance Bancorp	59,822	3,064,083
Wintrust Financial Corp.	7,400	633,958
WSFS Financial Corp.	47,591	1,835,585
Zions Bancorp	36,400	1,296,932

Total		125,740,395

Capital Markets 1.4%
Diamond Hill Investment Group, Inc.	4,300	690,537
Donnelley Financial Solutions, Inc.(a)	23,338	1,377,409
Evercore, Inc., Class A	28,814	4,251,506
Federated Hermes, Inc., Class B	41,200	1,310,984
Hamilton Lane, Inc., Class A	14,712	1,439,569
Houlihan Lokey, Inc., Class A	23,155	2,494,256
Janus Henderson Group PLC	49,600	1,299,024
Perella Weinberg Partners	82,600	968,072
Robinhood Markets, Inc., Class A(a)	18,951	166,769
Stifel Financial Corp.	23,538	1,436,289
StoneX Group, Inc.(a)	26,061	1,593,139
TPG, Inc.	13,762	481,670
Virtu Financial, Inc. Class A	66,500	1,195,670
Virtus Investment Partners, Inc.	6,700	1,310,654

Total		20,015,548

Consumer Finance 1.1%
Bread Financial Holdings, Inc.	66,108	1,857,635
Enova International, Inc.(a)	16,120	664,144
Ezcorp, Inc., Class A(a)	129,220	1,059,604
Green Dot Corp., Class A(a)	76,205	611,164
LendingClub Corp.(a)	267,560	1,685,628
LendingTree, Inc.(a)	4,195	74,252
Navient Corp.	237,064	4,060,906
Oportun Financial Corp.(a)	24,091	62,637
PRA Group, Inc.(a)	37,885	702,009
PROG Holdings, Inc.(a)	65,205	1,777,488
Regional Management Corp.	5,715	126,416
SLM Corp.	135,735	2,040,097

Total		14,721,980

Common Stocks (continued)

Issuer	Shares	Value ($)
Financial Services 1.7%
AvidXchange Holdings, Inc.(a)	305,518	3,259,877
Banco Latinoamericano de Comercio Exterior SA, Class E	4,837	117,878
Enact Holdings, Inc.	47,200	1,307,912
Essent Group Ltd.	27,100	1,310,014
Euronet Worldwide, Inc.(a)	3,400	296,548
Flywire Corp.(a)	59,134	1,377,822
Jackson Financial, Inc., Class A	64,364	3,072,094
Merchants Bancorp	25,192	847,711
MGIC Investment Corp.	175,933	3,094,661
NCR Atleos Corp.(a)	19,750	438,648
NMI Holdings, Inc., Class A(a)	43,500	1,196,250
Ocwen Financial Corp.(a)	3,703	95,648
Paysafe Ltd.(a)	69,384	701,472
PennyMac Financial Services, Inc.	6,801	529,050
Radian Group, Inc.	121,207	3,116,232
Remitly Global, Inc.(a)	160,620	3,459,755
Waterstone Financial, Inc.	2,386	29,133

Total		24,250,705

Insurance 2.5%
Ambac Financial Group, Inc.(a)	44,400	654,900
AMERISAFE, Inc.	24,928	1,200,533
Assured Guaranty Ltd.	15,500	1,052,605
Axis Capital Holdings Ltd.	32,400	1,825,416
Brighthouse Financial, Inc.(a)	24,486	1,274,007
CNO Financial Group, Inc.	138,629	3,673,669
Donegal Group, Inc., Class A	8,101	115,277
eHealth, Inc.(a)	7,728	57,419
Employers Holdings, Inc.	60,329	2,311,204
Enstar Group Ltd.(a)	4,700	1,290,808
Fidelis Insurance Holdings Ltd.(a)	3,945	48,129
Hanover Insurance Group, Inc. (The)	8,137	1,011,429
Hippo Holdings, Inc.(a)	2,219	18,972
Horace Mann Educators Corp.	63,004	2,108,114
James River Group Holdings Ltd.	39,731	356,784
Kemper Corp.	30,000	1,326,900
Lincoln National Corp.	97,003	2,306,731
Mercury General Corp.	64,217	2,392,083

Multi-Manager Small Cap Equity Strategies Fund | First Quarter Report 2023    7

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Small Cap Equity Strategies Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
ProAssurance Corp.	126,238	1,561,564
Reinsurance Group of America, Inc.	17,738	2,892,358
Safety Insurance Group, Inc.	9,000	692,370
Selectquote, Inc.(a)	8,914	11,232
SiriusPoint Ltd.(a)	94,000	1,003,920
Skyward Specialty Insurance Group, Inc.(a)	46,380	1,516,626
Stewart Information Services Corp.	26,900	1,271,025
United Fire Group, Inc.	19,691	411,345
Universal Insurance Holdings, Inc.	40,236	682,403
White Mountains Insurance Group Ltd.	860	1,317,451

Total		34,385,274

Mortgage Real Estate Investment Trusts (REITS) 0.4%
Apollo Commercial Real Estate Finance, Inc.	53,400	575,652
Blackstone Mortgage Trust, Inc.	64,929	1,440,125
BrightSpire Capital, Inc.	42,900	291,291
Claros Mortgage Trust, Inc.	25,100	306,471
Granite Point Mortgage Trust, Inc.	110,300	606,650
Great Ajax Corp.	63,492	300,317
Starwood Property Trust, Inc.	55,356	1,099,924
TPG RE Finance Trust, Inc.	116,700	689,697

Total		5,310,127

Total Financials		224,424,029

Health Care 11.2%
Biotechnology 4.3%
2seventy bio, Inc.(a)	122,166	223,564
Aadi Bioscience, Inc.(a)	13,026	68,517
ACELYRIN, Inc.(a)	81,563	548,103
Agios Pharmaceuticals, Inc.(a)	61,083	1,357,875
Alector, Inc.(a)	89,906	487,291
Allogene Therapeutics, Inc.(a)	150,175	352,911
Amicus Therapeutics, Inc.(a)	327,251	3,606,306
Anika Therapeutics, Inc.(a)	8,225	180,210
Apellis Pharmaceuticals, Inc.(a)	29,345	1,580,815
Arcturus Therapeutics Holdings, Inc.(a)	8,225	196,906
Arcus Biosciences, Inc.(a)	21,638	325,868
Arrowhead Pharmaceuticals, Inc.(a)	80,470	1,705,964
bluebird bio, Inc.(a)	267,400	1,021,468
Blueprint Medicines Corp.(a)	52,738	3,672,674
C4 Therapeutics, Inc.(a)	54,250	88,427

Common Stocks (continued)

Issuer	Shares	Value ($)
CareDx, Inc.(a)	161,690	1,570,010
Century Therapeutics, Inc.(a)	25,228	34,562
Clementia Pharmaceuticals, Inc.(a),(b),(c),(d)	134,864	0
Deciphera Pharmaceuticals, Inc.(a)	34,084	429,799
Design Therapeutics, Inc.(a)	47,862	114,869
Eagle Pharmaceuticals, Inc.(a)	4,761	27,852
Editas Medicine, Inc.(a)	22,886	240,990
Emergent BioSolutions, Inc.(a)	622,239	1,331,591
Enanta Pharmaceuticals, Inc.(a)	59,369	554,506
Erasca, Inc.(a)	42,725	72,633
Exelixis, Inc.(a)	130,146	2,838,484
Fate Therapeutics, Inc.(a)	236,948	590,001
FibroGen, Inc.(a)	283,932	156,844
Halozyme Therapeutics, Inc.(a)	100,384	3,875,826
Ideaya Biosciences, Inc.(a)	18,000	566,100
Insmed, Inc.(a)	20,800	520,416
Ironwood Pharmaceuticals, Inc.(a)	347,469	3,439,943
iTeos Therapeutics, Inc.(a)	49,546	463,751
Kodiak Sciences, Inc.(a)	25,227	61,049
MacroGenics, Inc.(a)	28,970	237,844
Natera, Inc.(a)	67,078	3,753,014
Nurix Therapeutics, Inc.(a)	62,273	387,338
Organogenesis Holdings, Inc.(a)	24,360	62,118
PMV Pharmaceuticals, Inc.(a)	120,519	275,989
PTC Therapeutics, Inc.(a)	60,763	1,398,764
REGENXBIO, Inc.(a)	164,277	3,206,687
Relay Therapeutics, Inc.(a)	383,615	3,034,395
Revolution Medicines, Inc.(a)	118,635	2,767,755
Sage Therapeutics, Inc.(a)	52,877	1,035,332
Sangamo Therapeutics, Inc.(a)	155,073	66,681
Stoke Therapeutics, Inc.(a)	31,815	120,579
Sutro Biopharma, Inc.(a)	113,726	296,825
Travere Therapeutics, Inc.(a)	75,159	471,999
Twist Bioscience Corp.(a)	120,646	2,901,536
Vanda Pharmaceuticals, Inc.(a)	178,969	665,765
Vaxcyte, Inc.(a)	13,434	695,478
Vericel Corp.(a)	136,659	4,856,861
Verve Therapeutics, Inc.(a)	65,201	735,467
Vir Biotechnology, Inc.(a)	31,203	296,116

8    Multi-Manager Small Cap Equity Strategies Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Small Cap Equity Strategies Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Y-mAbs Therapeutics, Inc.(a)	30,341	188,418
Zymeworks, Inc.(a)	39,142	347,190

Total		60,108,276

Health Care Equipment & Supplies 2.8%
Angiodynamics, Inc.(a)	109,724	716,498
CONMED Corp.	10,487	1,124,940
Cue Health, Inc.(a)	20,228	7,039
Cutera, Inc.(a)	41,691	70,875
Establishment Labs Holdings, Inc.(a)	34,530	885,694
Haemonetics Corp.(a)	20,027	1,619,583
Inari Medical, Inc.(a)	52,724	3,147,096
Inogen, Inc.(a)	63,506	369,605
iRhythm Technologies, Inc.(a)	34,726	2,961,433
LeMaitre Vascular, Inc.	116,916	6,161,473
LivaNova PLC(a)	9,375	420,469
Merit Medical Systems, Inc.(a)	123,610	8,845,532
Neogen Corp.(a)	362,583	6,153,033
Omnicell, Inc.(a)	47,030	1,568,921
OraSure Technologies, Inc.(a)	35,933	263,030
Orthofix Medical, Inc.(a)	22,730	251,166
Outset Medical, Inc.(a)	147,762	774,273
Shockwave Medical, Inc.(a)	8,043	1,403,906
Tandem Diabetes Care, Inc.(a)	25,401	514,116
Varex Imaging Corp.(a)	11,696	220,470
Zimvie, Inc.(a)	79,153	747,996

Total		38,227,148

Health Care Providers & Services 0.8%
Acadia Healthcare Co., Inc.(a)	33,369	2,435,603
Accolade, Inc.(a)	203,138	1,773,395
Addus HomeCare Corp.(a)	3,226	281,307
Castle Biosciences, Inc.(a)	50,127	1,002,039
Cross Country Healthcare, Inc.(a)	4,450	90,202
National HealthCare Corp.	8,300	635,531
National Research Corp., Class A	47,953	1,986,693
Premier, Inc.	63,600	1,309,524
Progyny, Inc.(a)	18,667	641,398
Select Medical Holdings Corp.	30,100	680,260
Tenet Healthcare Corp.(a)	9,710	670,087

Total		11,506,039

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Technology 1.2%
American Well Corp., Class A(a)	268,512	341,010
Computer Programs & Systems, Inc.(a)	96,348	1,012,617
Definitive Healthcare Corp.(a)	248,380	2,049,135
Evolent Health, Inc., Class A(a)	164,405	4,570,459
Health Catalyst, Inc.(a)	176,755	1,269,101
HealthStream, Inc.	12,975	324,375
Sharecare, Inc.(a)	84,864	79,569
Simulations Plus, Inc.	134,584	5,275,693
Veradigm, Inc.(a)	183,592	2,107,636

Total		17,029,595

Life Sciences Tools & Services 1.4%
Azenta, Inc.(a)	76,306	4,301,369
Codexis, Inc.(a)	73,390	173,200
Mesa Laboratories, Inc.	34,359	2,933,228
Quanterix Corp.(a)	3,959	94,897
Repligen Corp.(a)	33,990	5,344,928
Seer, Inc.(a)	67,359	108,448
Stevanato Group SpA	239,795	6,328,190

Total		19,284,260

Pharmaceuticals 0.7%
Amneal Pharmaceuticals, Inc.(a)	215,567	929,094
Arvinas, Inc.(a)	58,997	1,296,164
Atea Pharmaceuticals, Inc.(a)	45,249	135,294
Athira Pharma, Inc.(a)	102	147
Cara Therapeutics, Inc.(a)	152,284	147,243
Intra-Cellular Therapies, Inc.(a)	59,777	3,668,514
Nektar Therapeutics(a)	468,634	229,631
NGM Biopharmaceuticals, Inc.(a)	92,503	69,090
Nuvation Bio, Inc.(a)	56,519	70,084
Phathom Pharmaceuticals, Inc.(a)	73,011	510,347
Phibro Animal Health Corp., Class A	70,100	672,259
Prestige Consumer Healthcare, Inc.(a)	15,229	873,383
Revance Therapeutics, Inc.(a)	141,658	959,025
SIGA Technologies, Inc.	101,658	552,003
Zevra Therapeutics, Inc.(a)	1,843	8,773

Total		10,121,051

Total Health Care		156,276,369

Multi-Manager Small Cap Equity Strategies Fund | First Quarter Report 2023    9

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Small Cap Equity Strategies Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Industrials 24.3%
Aerospace & Defense 1.4%
AerSale Corp.(a)	61,900	863,505
Axon Enterprise, Inc.(a)	19,000	4,367,530
Hexcel Corp.	56,973	3,948,799
Kaman Corp.	33,562	680,302
Mercury Systems, Inc.(a)	124,428	4,266,636
Moog, Inc., Class A	22,815	3,194,328
National Presto Industries, Inc.	12,300	919,056
V2X, Inc.(a)	21,600	915,840

Total		19,155,996

Air Freight & Logistics 0.1%
Forward Air Corp.	20,600	1,308,718
Radiant Logistics, Inc.(a)	14,450	86,844

Total		1,395,562

Building Products 4.0%
AAON, Inc.	270,580	16,938,308
Advanced Drainage Systems, Inc.	24,350	2,949,028
Armstrong World Industries, Inc.	12,300	1,043,163
AZZ, Inc.	26,700	1,312,839
CSW Industrials, Inc.	20,025	3,551,033
Insteel Industries, Inc.	47,207	1,605,982
JELD-WEN Holding, Inc.(a)	60,554	967,653
Quanex Building Products Corp.	12,090	372,251
Resideo Technologies, Inc.(a)	160,307	2,633,844
Simpson Manufacturing Co., Inc.	105,134	17,554,224
Trex Company, Inc.(a)	91,280	6,414,246

Total		55,342,571

Commercial Services & Supplies 2.9%
ABM Industries, Inc.	76,212	3,123,930
ACCO Brands Corp.	185,700	999,066
ACV Auctions, Inc., Class A(a)	172,863	2,701,849
Brady Corp., Class A	17,800	1,001,606
BrightView Holdings, Inc.(a)	44,750	341,890
Brink’s Co. (The)	15,000	1,183,500
Casella Waste Systems, Inc., Class A(a)	208,348	16,851,186
CoreCivic, Inc.(a)	87,406	1,264,765
Ennis, Inc.	26,400	560,472

Common Stocks (continued)

Issuer	Shares	Value ($)
Enviri Corp.(a)	105,828	624,385
Healthcare Services Group, Inc.(a)	102,500	995,275
HNI Corp.	30,700	1,199,449
Interface, Inc.	146,021	1,476,272
MillerKnoll, Inc.	56,300	1,452,540
MSA Safety, Inc.	26,872	4,679,490
Quad/Graphics, Inc.(a)	50,800	234,188
Steelcase, Inc., Class A	157,102	1,933,926

Total		40,623,789

Construction & Engineering 2.1%
API Group Corp.(a)	78,963	2,396,527
Argan, Inc.	10,634	495,970
Construction Partners, Inc., Class A(a)	226,714	9,512,919
EMCOR Group, Inc.	23,221	4,934,927
Fluor Corp.(a)	117,349	4,462,782
Great Lakes Dredge & Dock Corp.(a)	11,689	78,550
Limbach Holdings, Inc.(a)	7,205	274,655
MasTec, Inc.(a)	21,959	1,331,594
Matrix Service Co.(a)	20,441	203,592
Primoris Services Corp.	29,734	902,724
Tutor Perini Corp.(a)	251,342	2,103,733
Valmont Industries, Inc.	10,736	2,357,304

Total		29,055,277

Electrical Equipment 0.8%
Babcock & Wilcox Enterprises, Inc.(a)	20,867	29,631
Bloom Energy Corp., Class A(a)	161,975	2,338,919
GrafTech International Ltd.	372,400	919,828
NEXTracker, Inc., Class A(a)	60,597	2,462,662
Powell Industries, Inc.	21,907	1,821,786
Preformed Line Products Co.	3,000	373,830
Shoals Technologies Group, Inc., Class A(a)	124,942	1,730,447
Thermon(a)	31,100	937,665
Vicor Corp.(a)	25,126	918,858

Total		11,533,626

10    Multi-Manager Small Cap Equity Strategies Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Small Cap Equity Strategies Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Ground Transportation 0.8%
ArcBest Corp.	46,820	5,580,476
Covenant Logistics Group, Inc., Class A	18,187	774,221
Heartland Express, Inc.	120,100	1,611,742
Marten Transport Ltd.	36,600	689,910
PAM Transportation Services, Inc.(a)	16,700	314,962
Saia, Inc.(a)	6,252	2,440,718
TuSimple Holdings, Inc., Class A(a)	71,245	60,629

Total		11,472,658

Machinery 5.2%
AGCO Corp.	14,130	1,604,179
Astec Industries, Inc.	26,507	824,103
Barnes Group, Inc.	54,596	1,440,242
Chart Industries, Inc.(a)	16,735	2,176,052
Columbus McKinnon Corp.	28,600	998,712
Douglas Dynamics, Inc.	129,775	3,545,453
Enerpac Tool Group Corp.	20,600	562,380
ESCO Technologies, Inc.	62,062	6,515,269
Federal Signal Corp.	81,150	5,594,481
Flowserve Corp.	34,400	1,316,144
Gates Industrial Corp. PLC(a)	70,000	858,200
Greenbrier Companies, Inc. (The)	68,246	2,573,557
Helios Technologies, Inc.	120,496	4,624,636
Hillenbrand, Inc.	64,858	2,512,599
Hillman Solutions Corp.(a)	442,780	3,241,150
Hyliion Holdings Corp.(a)	87,844	49,957
ITT, Inc.	42,671	4,619,989
John Bean Technologies Corp.	73,435	7,585,835
Luxfer Holdings PLC, ADR	32,749	270,179
Manitowoc Co., Inc. (The)(a)	87,904	1,259,664
Miller Industries, Inc.	11,600	460,984
Mueller Industries, Inc.	22,200	921,966
Mueller Water Products, Inc., Class A	65,500	870,495
Omega Flex, Inc.	20,724	1,461,456
Park-Ohio Holdings Corp.	1,857	42,284
Proto Labs, Inc.(a)	46,038	1,666,576
RBC Bearings, Inc.(a)	35,317	9,102,604
REV Group, Inc.	33,986	536,639
Terex Corp.	54,716	2,708,442

Common Stocks (continued)

Issuer	Shares	Value ($)
Titan International, Inc.(a)	88,556	1,157,427
Trinity Industries, Inc.	44,983	1,122,776
Wabash National Corp.	46,000	1,008,320

Total		73,232,750

Marine Transportation 0.1%
Matson, Inc.	9,700	928,969

Professional Services 3.4%
Alight, Inc., Class A(a)	177,300	1,356,345
Barrett Business Services, Inc.	5,276	580,096
BGSF, Inc.	15,300	151,929
Concentrix Corp.	15,300	1,438,047
Conduent, Inc.(a)	202,389	615,262
ExlService Holdings, Inc.(a)	88,596	2,513,468
Exponent, Inc.	127,326	9,799,009
Heidrick & Struggles International, Inc.	69,833	1,898,061
HireRight Holdings Corp.(a)	41,978	552,011
ICF International, Inc.	16,400	2,295,180
KBR, Inc.	76,628	3,959,369
Kelly Services, Inc., Class A	78,349	1,628,876
Kforce, Inc.	14,600	1,017,620
Korn/Ferry International	25,500	1,319,370
ManpowerGroup, Inc.	15,800	1,172,518
Mistras Group, Inc.(a)	13,130	86,921
Parsons Corp.(a)	32,420	2,019,442
Paycor HCM, Inc.(a)	301,551	6,395,897
RCM Technologies, Inc.(a)	16,200	437,562
Resources Connection, Inc.	126,916	1,726,057
Science Applications International Corp.	17,085	2,005,950
Sterling Check Corp.(a)	11,797	149,350
TrueBlue, Inc.(a)	162,146	2,260,315
TTEC Holdings, Inc.	54,700	1,023,984
Verra Mobility Corp.(a)	29,000	582,320

Total		46,984,959

Trading Companies & Distributors 3.5%
Air Lease Corp.	55,223	2,142,100
Applied Industrial Technologies, Inc.	35,231	5,639,426
Beacon Roofing Supply, Inc.(a)	24,719	1,986,419
Boise Cascade Co.	36,071	3,942,560

Multi-Manager Small Cap Equity Strategies Fund | First Quarter Report 2023    11

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Small Cap Equity Strategies Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Core & Main, Inc., Class A(a)	59,204	2,073,916
FTAI Aviation Ltd.	95,629	3,940,871
Global Industrial Co.	18,754	667,830
GMS, Inc.(a)	23,187	1,568,369
Herc Holdings Inc	16,097	1,990,555
MRC Global, Inc.(a)	26,700	276,078
NOW, Inc.(a)	112,362	1,120,249
Rush Enterprises, Inc., Class A	101,098	4,010,538
SiteOne Landscape Supply, Inc.(a)	73,898	10,406,316
Titan Machinery, Inc.(a)	28,600	653,796
Transcat, Inc.(a)	45,563	4,464,263
WESCO International, Inc.	24,563	3,828,144

Total		48,711,430

Total Industrials		338,437,587

Information Technology 15.5%
Communications Equipment 0.7%
Cambium Networks Corp.(a)	127,124	593,669
Ciena Corp.(a)	27,406	1,256,565
Comtech Telecommunications Corp.	39,193	462,869
Digi International, Inc.(a)	214,620	5,052,155
DZS, Inc.(a)	14,218	22,891
Extreme Networks, Inc.(a)	43,359	699,814
Harmonic, Inc.(a)	28,978	320,497
NETGEAR, Inc.(a)	73,101	997,098
Ribbon Communications, Inc.(a)	135,584	288,794

Total		9,694,352

Electronic Equipment, Instruments & Components 2.3%
Avnet, Inc.	27,700	1,295,252
Belden, Inc.	17,600	1,169,344
Benchmark Electronics, Inc.	43,294	1,080,185
Coherent Corp.(a)	45,700	1,681,303
Daktronics, Inc.(a)	80,099	835,433
ePlus, Inc.(a)	15,800	1,002,984
FARO Technologies, Inc.(a)	49,177	903,381
Itron, Inc.(a)	18,000	1,212,840
Kimball Electronics, Inc.(a)	40,200	990,528
Knowles Corp.(a)	74,427	1,181,157
Littelfuse, Inc.	8,684	2,021,635
Methode Electronics, Inc.	9,218	218,743

Common Stocks (continued)

Issuer	Shares	Value ($)
Novanta, Inc.(a)	66,609	9,621,004
PC Connection, Inc.	11,600	691,708
Plexus Corp.(a)	12,376	1,260,991
Sanmina Corp.(a)	26,100	1,307,871
Scansource, Inc.(a)	43,371	1,449,893
TTM Technologies, Inc.(a)	89,000	1,335,890
Vishay Intertechnology, Inc.	86,888	1,931,520
Vontier Corp.	36,800	1,241,264

Total		32,432,926

IT Services 0.6%
Brightcove, Inc.(a)	10,010	24,525
DigitalOcean Holdings, Inc.(a)	50,557	1,497,498
DXC Technology Co.(a)	28,280	654,117
Edgio, Inc.(a)	42,371	19,622
Globant SA(a)	8,505	1,877,904
Kyndryl Holdings, Inc.(a)	37,070	668,372
Rackspace Technology, Inc.(a)	39,636	49,941
Squarespace, Inc., Class A(a)	88,338	2,476,114
Unisys Corp.(a)	105,408	504,904

Total		7,772,997

Semiconductors & Semiconductor Equipment 1.7%
Allegro MicroSystems, Inc.(a)	62,236	1,694,064
Axcelis Technologies, Inc.(a)	9,061	1,126,101
Cirrus Logic, Inc.(a)	13,200	1,002,012
Credo Technology Group Holding Ltd.(a)	126,188	2,260,027
Diodes, Inc.(a)	24,600	1,633,932
MACOM Technology Solutions Holdings, Inc.(a)	11,388	956,364
MaxLinear, Inc.(a)	36,700	687,391
MKS Instruments, Inc.	18,889	1,559,287
Onto Innovation, Inc.(a)	10,827	1,526,715
Photronics, Inc.(a)	42,700	902,251
Power Integrations, Inc.	24,600	1,879,686
Rambus, Inc.(a)	91,330	6,180,301
Semtech Corp.(a)	76,800	1,257,216
SMART Global Holdings, Inc.(a)	41,119	685,043
Ultra Clean Holdings, Inc.(a)	23,318	632,851

Total		23,983,241

12    Multi-Manager Small Cap Equity Strategies Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Small Cap Equity Strategies Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Software 9.5%
ACI Worldwide, Inc.(a)	52,200	1,395,828
Adeia, Inc.	118,061	1,084,981
Altair Engineering, Inc., Class A(a)	132,663	9,612,761
American Software, Inc., Class A	22,768	226,086
Appfolio, Inc., Class A(a)	2,880	545,040
Blackbaud, Inc.(a)	18,096	1,361,543
Blackline, Inc.(a)	128,266	7,420,188
Box, Inc., Class A(a)	134,062	3,508,403
Clear Secure, Inc., Class A	87,762	1,871,964
Clearwater Analytics Holdings, Inc., Class A(a)	332,785	7,091,648
Confluent, Inc., Class A(a)	110,842	2,352,067
CS Disco, Inc.(a)	32,975	196,201
CyberArk Software Ltd.(a)	19,005	3,787,126
Descartes Systems Group, Inc. (The)(a)	158,910	12,878,066
Dropbox, Inc., Class A(a)	95,715	2,697,249
E2open Parent Holdings, Inc.(a)	281,588	1,024,980
Ebix, Inc.	39,000	153,660
Elastic NV(a)	30,434	2,445,676
Envestnet, Inc.(a)	24,935	948,278
EverCommerce, Inc.(a)	16,135	150,378
Five9, Inc.(a)	38,706	2,950,171
Gitlab, Inc., Class A(a)	22,853	1,104,714
Guidewire Software, Inc.(a)	10,993	1,098,640
HashiCorp, Inc., Class A(a)	112,899	2,418,297
JFrog Ltd.(a)	59,184	1,596,784
Klaviyo, Inc.(a)	44,811	1,327,750
LiveRamp Holdings, Inc.(a)	49,585	1,644,239
MeridianLink, Inc.(a)	36,865	701,172
Model N, Inc.(a)	229,270	5,261,747
NCR Voyix Corp.(a)	53,800	843,584
Nutanix, Inc., Class A(a)	69,685	3,002,727
ON24, Inc.	18,488	140,694
PowerSchool Holdings, Inc., Class A(a)	60,563	1,412,329
Progress Software Corp.	20,686	1,114,148
PROS Holdings, Inc.(a)	192,325	7,029,479
Q2 Holdings, Inc.(a)	108,965	3,870,437
SecureWorks Corp., Class A(a)	8,127	48,599
SentinelOne, Inc., Class A(a)	160,338	3,060,852

Common Stocks (continued)

Issuer	Shares	Value ($)
Smartsheet, Inc., Class A(a)	72,937	3,091,070
SolarWinds Corp.(a)	68,055	788,757
SPS Commerce, Inc.(a)	69,945	12,050,125
Telos Corp.(a)	244,900	1,006,539
Upland Software, Inc.(a)	97,209	458,827
Vertex, Inc.(a)	271,166	7,608,918
Workiva, Inc., Class A(a)	74,176	7,133,506
Xperi, Inc.(a)	58,246	601,099

Total		132,117,327

Technology Hardware, Storage & Peripherals 0.7%
CPI Card Group, Inc.(a)	33,400	594,186
Quantum Corp.(a)	37,013	11,078
Super Micro Computer, Inc.(a)	24,189	6,614,966
Turtle Beach Corp.(a)	27,931	315,899
Xerox Holdings Corp.	123,590	1,729,024

Total		9,265,153

Total Information Technology		215,265,996

Materials 3.7%
Chemicals 1.8%
AdvanSix, Inc.	35,100	917,163
Alto Ingredients, Inc.(a)	352,800	860,832
American Vanguard Corp.	21,100	197,918
Avient Corp.	43,847	1,506,145
Balchem Corp.	58,107	7,247,105
Cabot Corp.	34,302	2,603,522
Core Molding Technologies, Inc.(a)	20,537	369,461
Ecovyst, Inc.(a)	276,616	2,633,384
Hawkins, Inc.	7,000	430,080
HB Fuller Co.	21,421	1,621,141
Ingevity Corp.(a)	30,700	1,190,853
Innospec, Inc.	8,800	924,616
Minerals Technologies, Inc.	22,000	1,378,080
NewMarket Corp.	600	318,306
Origin Materials, Inc.(a)	254,068	173,452
Rayonier Advanced Materials, Inc.(a)	118,813	392,083
Trinseo PLC	334,659	1,934,329
Valhi, Inc.	1,968	26,725

Total		24,725,195

Multi-Manager Small Cap Equity Strategies Fund | First Quarter Report 2023    13

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Small Cap Equity Strategies Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Construction Materials 0.1%
Knife River Corp.(a)	16,708	997,133

Containers & Packaging 0.2%
Myers Industries, Inc.	57,100	1,006,102
O-I Glass, Inc.(a)	81,775	1,206,999
Ranpak Holdings Corp.(a)	62,405	255,861
TriMas Corp.	33,400	856,042

Total		3,325,004

Metals & Mining 1.4%
Alpha Metallurgical Resources, Inc.	3,345	938,473
ATI, Inc.(a)	21,975	965,801
Carpenter Technology Corp.	23,800	1,685,278
Compass Minerals International, Inc.	38,000	922,640
Constellium SE(a)	89,446	1,556,360
Kaiser Aluminum Corp.	16,947	991,061
Lifezone Metals Ltd.(a)	22,800	222,528
Materion Corp.	16,387	1,853,534
Olympic Steel, Inc.	22,099	1,249,256
Ramaco Resources, Inc., Class A	22,312	372,610
Ryerson Holding Corp.	61,073	1,891,431
Schnitzer Steel Industries, Inc., Class A	42,050	1,077,742
SunCoke Energy, Inc.	82,273	765,962
Tredegar Corp.	180,913	850,291
Warrior Met Coal, Inc.	70,765	3,960,717
Worthington Enterprises, Inc.	3,900	279,630

Total		19,583,314

Paper & Forest Products 0.2%
Clearwater Paper Corp.(a)	24,156	847,151
Louisiana-Pacific Corp.	10,061	613,620
Mercer International, Inc.	129,000	1,235,820
Sylvamo Corp.	12,700	638,556

Total		3,335,147

Total Materials		51,965,793

Real Estate 4.3%
Diversified REITs 0.1%
Armada Hoffler Properties, Inc.	24,606	270,174
Empire State Realty Trust, Inc., Class A	165,100	1,479,296

Total		1,749,470

Common Stocks (continued)

Issuer	Shares	Value ($)
Hotel & Resort REITs 1.1%
Apple Hospitality REIT, Inc.	98,555	1,642,912
Braemar Hotels & Resorts, Inc.	286,700	602,070
Chatham Lodging Trust	43,669	432,760
Park Hotels & Resorts, Inc.	91,300	1,353,979
Pebblebrook Hotel Trust	120,084	1,531,071
RLJ Lodging Trust	357,562	3,822,338
Sunstone Hotel Investors, Inc.	307,849	3,041,548
Xenia Hotels & Resorts, Inc.	206,031	2,515,638

Total		14,942,316

Industrial REITs 0.5%
First Industrial Realty Trust, Inc.	28,697	1,350,194
STAG Industrial, Inc.	40,678	1,458,306
Terreno Realty Corp.	62,654	3,578,170

Total		6,386,670

Office REITs 0.4%
Equity Commonwealth	174,991	3,288,081
Orion Office REIT, Inc.	129,474	668,086
SL Green Realty Corp.	57,500	2,102,775

Total		6,058,942

Real Estate Management & Development 1.6%
Compass, Inc.(a)	231,083	513,004
Cushman & Wakefield PLC(a)	144,200	1,183,882
DigitalBridge Group, Inc.	88,600	1,529,236
Douglas Elliman, Inc.	357,812	697,733
FirstService Corp.	67,345	10,567,777
Forestar Group, Inc.(a)	39,548	1,207,401
Kennedy-Wilson Holdings, Inc.	41,841	474,895
Marcus & Millichap, Inc.	37,600	1,293,816
Opendoor Technologies, Inc.(a)	190,244	572,635
RE/MAX Holdings, Inc., Class A	211,669	1,947,355
RMR Group, Inc. (The), Class A	12,637	301,140
Seritage Growth Properties, Class A(a)	151,500	1,361,985

Total		21,650,859

Residential REITs 0.0%
Centerspace	7,989	426,133

14    Multi-Manager Small Cap Equity Strategies Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Small Cap Equity Strategies Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Retail REITs 0.4%
Alexander’s, Inc.	5,400	993,384
Kite Realty Group Trust	109,355	2,309,578
Tanger, Inc.	99,300	2,478,528

Total		5,781,490

Specialized REITs 0.2%
CubeSmart	47,081	1,871,940
Rayonier, Inc.	48,400	1,484,912

Total		3,356,852

Total Real Estate		60,352,732

Utilities 1.9%
Electric Utilities 0.7%
Allete, Inc.	23,600	1,309,328
NRG Energy, Inc.	54,614	2,612,734
Otter Tail Corp.	17,300	1,320,163
PNM Resources, Inc.	31,400	1,305,298
Portland General Electric Co.	74,794	3,071,041

Total		9,618,564

Gas Utilities 0.6%
New Jersey Resources Corp.	40,309	1,701,040
Northwest Natural Holding Co.	44,023	1,612,122
ONE Gas, Inc.	57,199	3,296,379
Southwest Gas Holdings, Inc.	21,900	1,294,509
Spire, Inc.	21,400	1,305,614

Total		9,209,664

Independent Power and Renewable Electricity Producers 0.3%
Clearway Energy, Inc., Class C	50,384	1,258,088
Vistra Corp.	82,246	2,912,331

Total		4,170,419

Common Stocks (continued)

Issuer	Shares	Value ($)
Multi-Utilities 0.3%
Avista Corp.	38,500	1,307,075
Black Hills Corp.	25,400	1,310,386
Northwestern Energy Group, Inc.	25,900	1,303,029

Total		3,920,490

Total Utilities		26,919,137

Total Common Stocks (Cost $1,394,990,635)		1,350,303,844

Exchange-Traded Equity Funds 0.6%

	Shares	Value ($)
Sector 0.2%
SPDR S&P Biotech ETF	39,420	2,976,998

U.S. Small Cap 0.4%
iShares Russell 2000 Value ETF	37,000	5,141,890

Total Exchange-Traded Equity Funds (Cost $7,872,904)		8,118,888

Money Market Funds 6.0%
Columbia Short-Term Cash Fund, 5.605%(e),(f)	83,238,581	83,221,934

Total Money Market Funds (Cost $83,221,933)		83,221,934

Total Investments in Securities (Cost: $1,486,085,472)		1,441,644,666

Other Assets & Liabilities, Net		(48,220,782)

Net Assets		1,393,423,884

Multi-Manager Small Cap Equity Strategies Fund | First Quarter Report 2023    15

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Small Cap Equity Strategies Fund, November 30, 2023 (Unaudited)

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2023, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)

Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At November 30, 2023, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Clementia Pharmaceuticals, Inc.	04/23/2019	134,864	—	—

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at November 30, 2023.
(f)

As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.605%	23,214,851	149,025,858	(89,017,919)	(856)	83,221,934	2,943	329,102	83,238,581

Abbreviation Legend

ADR	American Depositary Receipt

Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

16    Multi-Manager Small Cap Equity Strategies Fund | First Quarter Report 2023

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